Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 330	€ 398
Realised gain/loss recognised in the statement of profit or loss during the period	179	113
Additions	153	113
Redemptions	(51)	(153)
Maturity/settlement	(360)	(45)
Transfers into Level 3	710	282
Transfers out of Level 3	(226)	(378)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	(3)
Closing balance	732	330
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance	160	180
Realised gain/loss recognised in the statement of profit or loss during the period	131	101
Additions	124	58
Redemptions	(38)	(10)
Maturity/settlement	(282)	(44)
Transfers into Level 3	254	48
Transfers out of Level 3	(117)	(173)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	(3)
Closing balance	229	160
Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance	35	39
Realised gain/loss recognised in the statement of profit or loss during the period	59	0
Additions	16	3
Redemptions	0	(3)
Maturity/settlement	(7)	0
Transfers into Level 3	368	0
Transfers out of Level 3	(21)	(3)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	0
Closing balance	449	35
Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance	135	180
Realised gain/loss recognised in the statement of profit or loss during the period	(10)	13
Additions	13	52
Redemptions	(13)	(140)
Maturity/settlement	(71)	(1)
Transfers into Level 3	88	233
Transfers out of Level 3	(88)	(203)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	0
Closing balance	€ 54	€ 135